CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses
General and administrative expenses	¥ (1,262,232)	$ (193,446)	¥ (932,718)	¥ (886,638)
Operating loss	(1,693,411)	(259,529)	67,436	(256,188)
Interest expense	(174,607)	(26,760)	(79,486)	(75,060)
Interest income	74,727	11,452	95,440	102,821
Foreign currency translation adjustments	(11,519)	(1,765)	39,273	111,590
Comprehensive loss attributable to BEST Inc.	(2,037,027)	(312,191)	(163,143)	(396,398)
Other comprehensive (loss) income, tax	0		0	0
Parent | Reportable legal entities
Operating expenses
General and administrative expenses	(8,620)	(1,321)	(2,698)	(6,610)
Operating loss	(8,620)	(1,321)	(2,698)	(6,610)
Share of losses of subsidiaries and VIE	(1,951,902)	(299,141)	(188,962)	(501,396)
Interest expense	(64,986)	(9,960)	(10,756)
Interest income				18
Net loss attributable to ordinary shareholders	(2,025,508)	(310,422)	(202,416)	(507,988)
Foreign currency translation adjustments	11,519	1,765	(39,273)	(111,590)
Comprehensive loss attributable to BEST Inc.	¥ (2,037,027)	$ (312,187)	¥ (163,143)	¥ (396,398)